Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000037571 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000037571 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000037571 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000037571 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000037571 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000037571 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037571 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037571 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000037571 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037571 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000037571 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024677 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000024677 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000024677 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000024677 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024677 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024677 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024677 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024677 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024677 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024677 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024677 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024678 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000024678 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000024678 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000024678 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000024678 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024678 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024678 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024678 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024678 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024678 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024678 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%